Business combination - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Mar. 30, 2023
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction	₩ 41,072
Other Administrative Expenses [Member]
Disclosure of detailed information about business combination [line items]
Amounts recognised for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	179
QSONE Company Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		50.00%
Revenue of combined entity as if combination occurred at beginning of period	77,130,652
Profit (loss) of combined entity as if combination occurred at beginning of period	1,846,904
Revenue of acquire since acquisition date	18,044
Profit (loss) of acquire since acquisition date	6,307
Gain recognised in bargain purchase transaction	₩ 41,072